UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street
Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

AEW REAL ESTATE FUND — PORTFOLIO OF INVESTMENTS

As of October 31, 2010 (Unaudited)

Shares	Description	Value(†)
Common Stocks — 95.5% of Net Assets
Lodging — 1.3%
	Hotels & Motels — 1.3%
60,300	Starwood Hotels & Resorts Worldwide, Inc.	$3,264,642

Real Estate — 1.4%
	Real Estate Operations/Development — 1.4%
95,400	Brookfield Properties Corp.	1,659,006
170,000	Retail Opportunity Investments Corp.	1,632,000

		3,291,006

Real Estate Investment Trusts — 92.8%
	REITs - Apartments — 16.2%
33,900	American Campus Communities, Inc.	1,072,257
108,400	AvalonBay Communities, Inc.	11,524,004
134,000	Camden Property Trust	6,645,060
94,700	Campus Crest Communities, Inc.(b)	1,183,750
330,000	Equity Residential	16,047,900
22,300	Essex Property Trust, Inc.	2,519,008

		38,991,979

	REITs - Diversified — 13.6%
57,000	Coresite Realty Corp.(b)	858,420
69,900	Digital Realty Trust, Inc.	4,175,127
199,300	DuPont Fabros Technology, Inc.	5,002,430
97,000	Entertainment Properties Trust	4,484,310
207,000	Liberty Property Trust	6,926,220
130,800	Vornado Realty Trust	11,430,612

		32,877,119

	REITs - Healthcare — 10.1%
245,000	HCP, Inc.	8,822,450
38,000	Health Care REIT, Inc.	1,941,800
215,000	Nationwide Health Properties, Inc.	8,778,450
210,000	Omega Healthcare Investors, Inc.	4,830,000

		24,372,700

	REITs - Hotels — 4.8%
575,000	Host Hotels & Resorts, Inc.	9,136,750
119,700	Pebblebrook Hotel Trust(b)	2,344,923

		11,481,673

	REITs - Manufactured Homes — 1.1%
46,000	Equity Lifestyle Properties, Inc.	2,618,320

	REITs - Office Property — 11.3%
35,000	Alexandria Real Estate Equities, Inc.	2,571,800
220,000	BioMed Realty Trust, Inc.	4,037,000
128,000	Boston Properties, Inc.	11,032,320
70,500	Hudson Pacific Properties, Inc.	1,128,000
165,000	Kilroy Realty Corp.	5,638,050

Shares	Description	Value(†)
Common Stocks — continued
Real Estate Investment Trusts — continued
	REITs - Office Property — continued
150,000	Piedmont Office Realty Trust, Inc., Class A	$2,830,500

		27,237,670

	REITs - Regional Malls — 13.2%
170,000	Macerich Co. (The)	7,583,700
242,000	Simon Property Group, Inc.	23,236,840
20,500	Taubman Centers, Inc.	951,610

		31,772,150

	REITs - Shopping Centers — 9.1%
247,900	Developers Diversified Realty Corp.	3,197,910
40,000	Excel Trust, Inc.	458,800
98,000	Federal Realty Investment Trust	8,034,040
400,000	Kite Realty Group Trust	1,912,000
137,900	Ramco-Gershenson Properties Trust	1,596,882
160,000	Regency Centers Corp.	6,748,800

		21,948,432

	REITs - Single Tenant — 1.7%
123,000	National Retail Properties, Inc.	3,333,300
19,600	Realty Income Corp.	671,888

		4,005,188

	REITs - Storage — 7.3%
370,000	Extra Space Storage, Inc.	5,994,000
118,000	Public Storage	11,707,960

		17,701,960

	REITs - Warehouse/Industrials — 4.4%
144,000	AMB Property Corp.	4,059,360
805,000	DCT Industrial Trust, Inc.	4,033,050
158,200	First Potomac Realty Trust	2,607,136

		10,699,546

	Total Real Estate Investment Trusts	223,706,737

	Total Common Stocks (Identified Cost $191,975,178)	230,262,385

Principal Amount	Description	Value(†)
Short-Term Investments — 5.1%
$12,232,901	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2010 at 0.000% to be repurchased at $12,232,901 on 11/01/2010 collateralized by $12,420,000 Federal Home Loan Mortgage Corp., 1.300% due 07/26/2013 valued at $12,482,100 including accrued interest(c) (Identified Cost $12,232,901)	12,232,901

	Total Investments — 100.6% (Identified Cost $204,208,079)(a)	242,495,286
	Other Assets Less Liabilities — (0.6)%	(1,348,608)

	Net Assets — 100.0%	$241,146,678

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
At October 31, 2010, the net unrealized appreciation on investments based on a cost of $204,208,079 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$41,450,983
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,163,776)

Net unrealized appreciation	$38,287,207

At January 31, 2010, the Fund had a capital loss carryforward of $26,100,169 of which $3,880,848 expires on January 31, 2017 and $22,219,321 expires on January 31, 2018. At January 31, 2010, post-October capital loss deferrals were $1,859,870. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2010, at value:

Asset Valuation Inputs

Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$230,262,385	$—	$—	$230,262,385
Short-Term Investments	—	12,232,901	—	12,232,901

Total	$230,262,385	$12,232,901	$—	$242,495,286

*	Major categories of the Fund’s investments are included above.

Industry Summary at October 31, 2010 (Unaudited)

REITs - Apartments	16.2%
REITs - Diversified	13.6
REITs - Regional Malls	13.2
REITs - Office Property	11.3
REITs - Healthcare	10.1
REITs - Shopping Centers	9.1
REITs - Storage	7.3
REITs - Hotels	4.8
REITs - Warehouse/Industrials	4.4
Other Investments, less than 2% each	5.5
Short-Term Investments	5.1

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 21, 2010

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 21, 2010